Business and Basis of Presentation (Additional Insurance Reserves) (Details) - Additional Insurance Reserves - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 642,514
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	547,183
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	547,183
Amounts related to unrealized investment gains and losses after transition	95,331
Less: Reinsurance recoverable	613,009
Balance after reinsurance recoverable, end of period, post-flooring	29,505
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 538,245
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	427,192
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	427,192
Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(111,053)
Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(22,735)
Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	142,726
Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Balance	642,514
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	547,183
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	547,183
Amounts related to unrealized investment gains and losses after transition	95,331
Less: Reinsurance recoverable	613,009
Balance after reinsurance recoverable, end of period, post-flooring	29,505
Variable / Universal Life | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		513,812
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	404,457
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	404,457
Variable / Universal Life | Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(109,355)
Variable / Universal Life | Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Variable / Universal Life | Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	142,726
Variable Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Balance	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	0
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	0
Amounts related to unrealized investment gains and losses after transition	0
Less: Reinsurance recoverable	0
Balance after reinsurance recoverable, end of period, post-flooring	0
Variable Annuities | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 24,433
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	22,735
Liability For Future Policy Benefit, Expected Future Policy Benefit, Before Reinsurance, After Discount Rate Change, Excluding Amounts Related To Unrealized Investment Gains And Losses	22,735
Variable Annuities | Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(1,698)
Variable Annuities | Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(22,735)
Variable Annuities | Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	$ 0